CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NET INCOME (LOSS)	$ 17,592	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ (389,090)	$ (153,736)	$ 108,894	$ (61,736)	$ 339,666	$ (736,377)	$ (723,901)	$ (495,668)	$ 887,175
OTHER COMPREHENSIVE INCOME (LOSS)
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments	1,653		15,620							4,346	35,983	39,713	79,006	29,583
Change in unrealized appreciation on securities available for sale, net of taxes and net of reclassification adjustments	362		(81)							350	(292)	(406)	256	276
Total other comprehensive income	2,015		15,539							4,696	35,691	39,307	79,262	29,859
COMPREHENSIVE INCOME (LOSS)	$ 19,607		$ (864,002)							$ 344,362	$ (700,686)	$ (684,594)	$ (416,406)	$ 917,034